Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital commitments [abstract]
Capital commitments relating to renovation of new stores	¥ 571,682	¥ 342,700